ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Retirement Benefits [Abstract]
Non-current liabilities	$ 39,611		$ 43,541
Accrued post-employment and termination benefits	8,134		$ 8,809
Cash payments	$ 4,151	$ 4,334